Expenses by Nature - Summary of Net Impairment Losses on Financial and Contract Asset (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Attribution of expenses by nature to their function
Net impairment losses on financial and contract assets	₺ (1,008,164)	₺ (621,978)	[1]	₺ (847,035)	[1]
Net impairment losses on financial and contract assets
Attribution of expenses by nature to their function
Net impairment losses on financial and contract assets	(1,008,164)	(621,978)		(847,035)
Operating expense	₺ (1,008,164)	₺ (621,978)		₺ (847,035)

[1]	Please refer to Note 2 (b) Restatement of financial statements during the hyperinflationary periods and Note 41 Discontinued operations